SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Accounting Policy [Line Items]
Schedule of Investments Measured at Fair Value and NAV	The Plan’s investments that are measured at fair value in the hierarchy table and at NAV on a recurring basis, are shown in the table below at December 31 (in thousands):

	2025	2024
Investments measured at fair value
Mutual funds	$116,342	$113,073
Prologis, Inc. common stock	43,333	39,387
Self-directed brokerage account	24,575	19,952
Total investments in the fair value hierarchy table (1)	184,250	172,412
Investments measured at net asset value (2)	400,578	341,640
Total investments, at fair value	$584,828	$514,052

(1)
For the years ended December 31, 2025 and 2024, all Plan investments in the fair value hierarchy table were measured using Level 1 inputs.

(2)
The common/collective investment trusts were measured at NAV per unit (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. There are no unfunded commitments at December 31, 2025 and 2024, and redemption restrictions for these investments and a redemption notice period are not required per the Plan.

The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to Investments, at Fair Value presented in the Statements of Net Assets Available for Benefits.